Other Income-Net (Schedule Of Other Income--Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income-Net [Abstract]
Interest income	$ 671	$ 427	$ 383
Market value gains related to deferred compensation trusts	287	8,430	2,061
Other--net		(703)	(424)
Total other income	$ 958	$ 8,154	$ 2,020